Revenue and related balances - Performance obligations (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022
Disclosure of performance obligations [line items]
Performance obligations	$ 76,575
2023
Disclosure of performance obligations [line items]
Performance obligations	42,697
2024 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	21,911
Subscription revenue | 2022
Disclosure of performance obligations [line items]
Performance obligations	75,330
Subscription revenue | 2023
Disclosure of performance obligations [line items]
Performance obligations	42,697
Subscription revenue | 2024 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	21,911
Professional services | 2022
Disclosure of performance obligations [line items]
Performance obligations	1,245
Professional services | 2023
Disclosure of performance obligations [line items]
Performance obligations	0
Professional services | 2024 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	$ 0